Note 3 - Inventories	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	2024	2025
Lubricants	2,820,330	2,817,493
Bunkers	370,810	-
Total	3,191,140	2,817,493